Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement Income Fund	Sep. 28, 2024
Fidelity Managed Retirement Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.07%
Past 5 years	3.32%
Past 10 years	3.16%
Fidelity Managed Retirement Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.90%
Past 5 years	2.17%
Past 10 years	2.00%
Fidelity Managed Retirement Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.83%
Past 5 years	2.17%
Past 10 years	2.08%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNC
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Past 10 years	3.53%